AllianzGI Floating Rate Note Fund
AllianzGI Floating Rate Note Fund (formerly AllianzGI Real Estate Debt Fund)
Investment Objective
The Fund seeks to maximize current income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Floating Rate Note Fund	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Floating Rate Note Fund		Institutional Class	Class P
Management Fees	[1]	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		1.72%	1.70%
Total Annual Fund Operating Expenses		1.92%	1.90%
Expense Reductions	[2]	(1.62%)	(1.50%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	0.30%	0.40%
[1]	Amounts have been restated to reflect current fee rates.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2020 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.30% for Institutional Class shares and 0.40% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses excluding organizational expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Floating Rate Note Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	31	445	886	2,111
Class P	41	451	887	2,100

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Floating Rate Note Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	31	445	886	2,111
Class P	41	451	887	2,100

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2018 was 39% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in floating rate notes. The Fund currently defines floating rate notes to include floating rate debt securities and floating rate structured or securitized products (including certain mortgage- and asset-backed securities and collateralized loan obligations). The Fund may also invest in fixed-rate debt with respect to which the Fund has entered into derivatives transactions to effectively convert the fixed-rate interest payments into floating or adjustable rate interest payments. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar, in the judgment of the Manager, to floating rate notes will be counted toward satisfaction of the Fund’s 80% investment policy described above. Floating rate notes are typically debt obligations with coupon rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. Floating rate notes may be unsecured obligations of the borrower.

The securities and instruments in which the Fund may invest may be denominated in non-U.S. currencies or the U.S. dollar. In addition, the Fund may invest in asset-backed securities (“ABS”), mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”) issued by U.S. and non-U.S. issuers. Under normal circumstances, the Fund expects to invest less than 40% of its net assets in non-U.S. securities, which may include emerging markets securities. The Fund typically seeks to hedge most or all of its exposure to securities denominated in non-U.S. dollar currencies.

The Fund will ordinarily not make investments into high yield securities rated below “B-,” nor will it invest in defaulted securities. Securities rated below investment grade (or unrated bonds deemed by the Manager to be of comparable quality) are referred to as high yield or “junk bonds.” The Fund expects that, under normal circumstances, it will invest less than 35% of its net assets, at the time of purchase, in securities that are rated below investment grade.

The Manager expects that the Fund’s average portfolio duration typically will vary from 0 to 1 year. The portfolio managers may consider selling a particular security if they anticipate a deterioration in credit quality in the sector, jurisdiction or specific issuer and/or security, if they perceive a decline in relative attractiveness as compared to other issuers or securities or they identify material changes in the factors underlying the original reasons for purchase.

The Fund may also invest a portion of its assets in money market instruments, as well as other investment companies, including open-end or closed-end investment companies and domestic or foreign private investment vehicles, including investment companies sponsored by the Manager and its affiliates.

The Fund may utilize various derivative instruments for hedging or efficient portfolio management purposes, to manage the Fund’s portfolio duration or currency exposure, to manage the Fund’s interest rate exposure, or for investment purposes. The Fund may utilize derivatives of all types and may invest in, without limitation, Treasury futures, options on Treasury futures, interest rate swaps, credit default swaps, total return swaps, equity futures, and credit default swap indices. The Fund may invest in currency-related transactions, such as forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, in each case for hedging or other investment purposes.

Principal Risks
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Manager’s allocation techniques and decisions and/or the Manager’s selection of Underlying Funds and other investments may not produce the desired results.

Call Risk: A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Confidential Information Access Risk:  The Fund’s Manager normally will seek to avoid the receipt of material, nonpublic information (“Confidential Information”) about the issuers of senior loans, other bank loans and related investments being considered for acquisition or held in the Fund’s portfolio, because such issuers may have or later issue publicly traded securities, and thus the Fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). Prior to February 1, 2019, the Fund was managed pursuant to a different investment strategy and will not necessarily achieve the performance results shown below under its current investment strategy. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Institutional Class

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 07/01/2018–09/30/2018	0.50%
Lowest 10/01/2018–12/31/2018	0.04%

Average Annual Total Returns (for periods ended 12/31/18)
Average Annual Returns - AllianzGI Floating Rate Note Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	1.29%	1.28%	Dec. 27, 2017
Class P	1.17%	1.16%	Dec. 27, 2017
After Taxes on Distributions | Institutional Class	(0.07%)	(0.06%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	0.90%	0.49%
ICE BofA Merrill Lynch US Treasury Bill 0-3 Month (returns reflect no deduction for fees or expenses)	1.84%	1.83%	Dec. 27, 2017
Lipper Ultra Short Obligation Funds Average	1.34%	1.34%	Dec. 27, 2017

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.